Brown Advisory Funds
901 South Bond Street, Suite 400
Baltimore, Maryland 21231

August 21, 2012

VIA EDGAR TRANSMISSION

Mr. Dominic Minore
U.S. Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington D.C.  20549

Re:	ACCELERATION OF EFFECTIVENESS REQUEST
 Brown Advisory Funds (the “Trust”)
 File Nos.: 333-182612

Dear Mr. Minore:

On behalf of the Trust and its series, Brown Advisory Winslow Sustainability Fund (the “Fund”), we hereby request acceleration of the amended proxy statement/registration statement filed on August 21, 2012 on Form N-14 under the Securities Act of 1933, as amended (the “1933 Act”), as Pre-Effective Amendment No. 2 (the “Amendment”), so that the Amendment would be declared effective on Tuesday, August 21, 2012, or as soon as practicable thereafter.

Pursuant to the U.S. Securities and Exchange Commission’s (the “Commission”) authority under Rule 461(a) under the 1933 Act, we have attached a separate letter from Quasar Distributors, LLC, the Fund's principal underwriter, requesting that effectiveness of the Amendment to the registration statement be accelerated to Tuesday, August 21, 2012, or as soon as practicable thereafter.

The Trust has authorized me to convey to you that the Trust acknowledges the following:

1.	The Trust and the Fund are responsible for the adequacy and accuracy of the disclosure in the filings;
2.	Should the Commission or the staff, acting pursuant to delegated authority, declare the filing effective, it does not foreclose the Commission from taking any action with respect to the filing;
3.
The action of the Commission or the staff, acting pursuant to delegated authority, in declaring the filing effective, does not relieve the Trust and the Fund from full responsibility for the adequacy and accuracy of the disclosure in the filings; and

4.	The Trust and the Fund may not assert this action as a defense in any proceeding initiated by the Commission or any person under the Federal securities laws of the United States.

If you have any additional questions or require further information, please contact Patrick Turley at (202) 261-3364 or me at (414) 765-5366.

Very truly yours,

/s/ Edward Paz
Edward Paz
Secretary

cc:           Tyler Mills, Brown Advisory Funds
Patrick W.D. Turley, Dechert LLP

QUASAR DISTRIBUTORS, LLC
615 East Michigan Street
Milwaukee, WI  53202

August 21, 2012

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington D.C.  20549

Ladies and Gentlemen:

Brown Advisory Funds

REQUEST FOR ACCELERATION.        As the principal underwriter of Brown Advisory Winslow Sustainability Fund (the “Fund”), a series of Brown Advisory Funds, and pursuant to the U.S. Securities and Exchange Commission’s authority under Rule 461(a) under the Securities Act of 1933, we request that effectiveness of the amended proxy statement/registration statement that was filed on Form N-14 on behalf of the Fund on August 21, 2012 be accelerated to August 21, 2012 or as soon as practicable thereafter.

Very truly yours,

Quasar Distributors, LLC

/s/ James R. Schoenike
      James R. Schoenike
      President